Property and Equipment	12 Months Ended
Dec. 26, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 11: PROPERTY AND EQUIPMENT
Property and equipment assets disposed of as a result of our agreement with STG to sell certain assets of Enterprise Business were included in assets of discontinued operations in our consolidated balance sheets as of December 26, 2020 and as of December 28, 2019, and accordingly, are excluded from the tables below.
Property and equipment, net was as follows:

(in millions)	December 28, 2019	December 26, 2020
Land, buildings and leasehold improvements	$44	$63
Computer equipment, software and other	126	132
Construction in progress	24	23

Total property and equipment	194	218
Less: accumulated depreciation	(79)	(103)

Total property and equipment, net	$115	$115

We computed depreciation using the straight-line method over the estimated useful life of
10-25
years for buildings and
2-5
years for computer equipment, software and other. For the years ended December 26, 2020, December 28, 2019 and December 29, 2018, our depreciation expense was $28 million, $29 million and $28 million, respectively.